SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
SUBSIDIARIES
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) is an indirect 100% owned subsidiary of the corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the company. BFI issued $500 million of 4.25% notes due in 2026 on May 25, 2016, $550 million and $350 million of 4.70% notes due in 2047 on September 14, 2017 and January 17, 2018, respectively, and $650 million of 3.90% notes due in 2028 on January 17, 2018.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the corporation. BFL is a “finance subsidiary,” as defined in Rule 3-10 of Regulation S-X. Any debt securities issued by BFL are fully and unconditionally guaranteed by the corporation. On March 10, 2017, BFL issued $750 million of 4.00% notes due in 2024. BFL has no independent activities, assets or operations other than in connection with any debt securities it may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate and forest products sectors, as well as a portfolio of preferred shares issued by the corporation’s subsidiaries. The corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at June 30, 2018, C$42 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$181	$9	$13	$29	$14,200	$(1,156)	$13,276
Net income attributable to shareholders	680	(13)	(1)	30	484	(500)	680
Total assets	57,641	3,578	757	3,849	214,991	(81,648)	199,168
Total liabilities	29,068	2,099	756	2,448	119,048	(33,421)	119,998

AS AT DEC. 31, 2017 AND FOR THE THREE MONTHS ENDED JUN. 30, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$33	$6	$13	$4	$10,373	$(985)	$9,444
Net income attributable to shareholders	225	—	—	2	443	(445)	225
Total assets	53,688	1,060	757	3,761	206,907	(73,453)	192,720
Total liabilities	25,444	1,042	756	2,309	113,336	(30,039)	112,848

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$395	$22	$26	$58	$27,665	$(2,259)	$25,907
Net income attributable to shareholders	1,537	(21)	(1)	39	964	(981)	1,537

FOR THE SIX MONTHS ENDED JUN. 30, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$64	$11	$16	$5	$17,439	$(2,090)	$15,445
Net income attributable to shareholders	188	—	—	15	1,032	(1,047)	188

1.	This column accounts for investments in all subsidiaries of the corporation under the equity method

2.	This column accounts for investments in all subsidiaries of the corporation other than BFI, BFL and BIC on a combined basis

3.	This column includes the necessary amounts to present the company on a consolidated basis